Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ (5,951)	$ (6,796)	$ (7,929)	$ (12,728)	$ (28,377)
Depreciation	2,662	2,865	3,779	4,159	4,624
Amortization of developed technology			237	294	489
Amortization of intangible assets	289	474	379	451	1,220
Interest expense on sponsor loans and mandatorily redeemable Class A common stock			300	300	100
Credit loss expense	271	100
Provision for doubtful accounts			181	216	259
Unrealized foreign currency losses	215	4,016	1,550	2,513	1,950
Loss on sale of property, plant and equipment		97
Loss on disposal of assets			82	1,565	47
Gain on sales of assets				(2,226)
Change in deferred income taxes	(357)	1,045	1,668	3,003	2,160
Change in operating assets and liabilities
Accounts receivable	2,874	(1,832)	(3,369)	3,707	3,945
Inventories	326	(1,371)	(688)	939	237
Prepaid expense and other assets	1,125	1,760	4,253	6,414	1,205
Accounts payable	(2,599)	1,073	3,834	1,573	(620)
Related parties payable	(2,246)	2,786	14,073	9,849	1,384
Accrued expenses and other liabilities	4,758	(5,950)	(7,727)	(23,964)	17,581
Deferred revenue	790	1,730	510	(524)	(1,028)
Customer deposits	(414)	(991)	(943)	1,722	325
Net cash provided by (used in) operating activities	1,743	(994)	9,890	(3,037)	5,401
Cash flows from investing activities
Purchase of property, plant and equipment	(2,254)	(4,161)	(6,366)	(1,915)	(2,189)
Proceeds from sale of property, plant and equipment				3,068
Net cash provided by (used in) investing activities	(2,254)	(4,161)	(6,366)	1,153	(2,189)
Cash flows from financing activities
Revolver borrowings			123,079	144,216	90,213
Revolver paydowns			(124,291)	(146,968)	(82,223)
Borrowings under secured borrowing facility	87,769	94,742
Principal repayment on borrowings under secured borrowing facility	(90,357)	(93,601)
Principal payments on long-term obligations	(690)		(829)	(271)	(618)
Proceeds from Credit Facility			1,732
Principal payments on finance leases	(660)	(847)	(1,021)	(1,600)	(1,144)
Proceeds from related party – Sponsor loan	3,627	7,052	8,309	9,807	10,606
Net cash provided by (used in) financing activities	(3,938)	294	(1,329)	(4,623)	6,228
Effect of exchange rates on cash	(205)	3,457	2,369	166	(3,574)
Net increase (decrease) in cash and equivalents	(4,654)	(1,404)	4,562	(6,341)	5,866
Cash and equivalents, beginning of period	7,473	2,910	2,910	9,251	3,385
Cash and equivalents, end of period	2,819	1,506	7,473	2,910	9,251
Supplemental disclosure of non-cash financing activities:
Income tax payments, net of refunds received	1,112	1,323	1,288	(130)	710
Interest paid	1,309	2,155	3,028	2,909	2,906
CF ACQUISITION CORP. VIII
Cash flows from operating activities
Net income (loss)	(21,024,584)	3,566,429	2,393,519	(1,707,845)
Stock-based compensation		49,411	49,411	146,555
General and administrative expenses paid by related party	834,504	1,487,194	2,040,571	178,877
Interest income on cash and investments held in the Trust Account	(753,119)	(956,908)	(1,240,443)	(17,673)
Interest expense on sponsor loans and mandatorily redeemable Class A common stock	788,591	689,606	1,054,486
Changes in fair value of warrant liability	1,417,470	(4,725,538)	(5,121,408)	(3,016,913)
Changes in fair value of FPS liability	17,546,038	(248,606)	497,689	2,006,526
Change in operating assets and liabilities
Prepaid expense and other assets			615,566	291,918
Related parties payable				570,844
Prepaid expenses	707,914	810,931
Accrued expenses and other liabilities	513,251	(525,068)	(159,456)	1,347,711
Franchise tax payable	(30,065)	(147,451)	(129,935)	200,000
Net cash provided by (used in) operating activities
Cash flows from investing activities
Cash deposited in the Trust Account	(344,781)	(5,400,847)	(5,400,847)	(250,000,000)
Proceeds from the Trust Account to pay franchise taxes	230,115	264,301	292,469
Proceeds from the Trust Account to pay income taxes	112,000
Proceeds from the Trust Account to repay bank overdraft facility	62,406
Proceeds from the Trust Account to redeem Public Shares	24,304,031	224,920,621	224,920,621
Sale of cash equivalents held in the Trust Account		224,056,750	224,056,750
Purchase of cash equivalents held in the Trust Account		(225,000,000)	(225,000,000)
Purchase of available-for-sale debt securities held in the Trust Account		(224,056,750)	(224,056,750)
Maturity of available-for-sale debt securities held in the Trust Account		225,000,000	225,000,000
Net cash provided by (used in) investing activities	24,363,771	219,784,075	219,812,243	(250,000,000)
Cash flows from financing activities
Proceeds from related party – Sponsor loan	1,376,189	7,416,422	7,795,448	734,425
Proceeds received from initial public offering				250,000,000
Redemption payment for Public Shares	(24,366,437)	(224,920,621)	(224,920,621)
Proceeds received from private placement				5,400,000
Offering costs paid				(4,897,322)
Payment of related party payable	(1,349,677)	(2,039,688)	(2,670,916)	(1,237,103)
Utilization of bank overdraft facility	62,406
Repayment of bank overdraft facility	(62,406)
Net cash provided by (used in) financing activities	(24,339,925)	(219,543,887)	(219,796,089)	250,000,000
Net change in cash	23,846	240,188	16,154
Cash and equivalents, beginning of period	41,154	25,000	25,000	25,000
Cash and equivalents, end of period	65,000	265,188	41,154	25,000	$ 25,000
Supplemental disclosure of non-cash financing activities:
Prepaid expenses paid with payables to related party	515,173		$ 59,500	$ 1,058,225
Cash paid for income taxes	$ 112,000